Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements - Level 3 [Member] - $ / shares	5 Months Ended	8 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Exercise price (in Dollars per share)		$ 11.5
Unit price (in Dollars per share)		$ 9.92
Term (years)		5 years 3 months
Risk-free rate		1.02%
Dividend yield		0.00%
Minimum [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Volatility		29.80%
Maximum [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Volatility		42.00%
Initial Fair Value [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Exercise price (in Dollars per share)	$ 11.5
Unit price (in Dollars per share)	$ 10
Term (years)	5 years 11 months 23 days
Risk-free rate	1.09%
Dividend yield	0.00%
Initial Fair Value [Member] | Minimum [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Volatility	23.70%
Initial Fair Value [Member] | Maximum [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Volatility	41.00%